The Tocqueville Fund
Schedule of Investments as of January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks - 97.1%
Banks - 1.3%
Bank of America Corp.	120,000	$3,558,000
Capital Goods - 8.1%
Caterpillar, Inc.	25,000	4,571,000
Deere & Co.	20,000	5,776,000
Illinois Tool Works, Inc.	25,000	4,855,250
Parker-Hannifin Corp.	15,000	3,969,150
Rockwell Automation, Inc.	4,000	994,120
The Boeing Co.	10,000	1,941,900
		22,107,420
Commercial & Professional Services - 0.9%
Steelcase, Inc. - Class A	200,000	2,586,000
Consumer Services - 1.9%
McDonald's Corp.	25,000	5,196,000
Diversified Financials - 2.7%
Berkshire Hathaway, Inc. - Class B (a)	10,000	2,278,700
The Charles Schwab Corp.	100,000	5,154,000
		7,432,700
Energy - 2.1%
Chevron Corp.	40,000	3,408,000
Diamondback Energy, Inc.	40,000	2,267,600
		5,675,600
Food & Staples Retailing - 2.6%
Walmart, Inc.	50,000	7,024,500
Food, Beverage & Tobacco - 3.2%
Constellation Brands, Inc. - Class A	7,500	1,581,975
The Coca-Cola Co.	150,000	7,222,500
		8,804,475
Health Care Equipment & Services - 2.3%
Abbott Laboratories	50,000	6,179,500
Household & Personal Products - 6.1%
Colgate-Palmolive Co.	100,000	7,800,000
The Procter & Gamble Co.	70,000	8,974,700
		16,774,700
Insurance - 1.7%
Aflac, Inc.	100,000	4,518,000
Materials - 11.0%
BHP Group Ltd. - ADR (b)	50,000	3,339,000
Dow, Inc.	30,000	1,557,000
Freeport-McMoRan, Inc.	100,000	2,691,000
Nutrien Ltd. (b)	50,000	2,458,500
Pan American Silver Corp. (b)	100,000	3,246,000
Sibanye Stillwater Ltd. - ADR (b)	100,000	1,487,000
Sonoco Products Co.	75,000	4,343,250
South32 Ltd. - ADR (b)	100,000	972,000
Vulcan Materials Co.	40,000	5,965,600
Wheaton Precious Metals Corp. (b)	100,000	4,107,000
		30,166,350
Media & Entertainment - 7.4%
Alphabet, Inc. - Class A (a)	5,000	9,136,800
Facebook, Inc. - Class A (a)	10,000	2,583,300
The Walt Disney Co. (a)	50,000	8,408,500
		20,128,600
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
Ionis Pharmaceuticals, Inc. (a)	40,000	2,402,800
Johnson & Johnson	25,000	4,078,250
Merck & Co., Inc.	100,000	7,707,000
Pfizer, Inc.	200,000	7,180,000
		21,368,050
Retailing - 6.5%
Alibaba Group Holding Ltd. - ADR (a)(b)	5,000	1,269,150
Amazon.com, Inc. (a)	3,500	11,221,700
eBay, Inc.	50,000	2,825,500
Expedia Group, Inc.	20,000	2,482,000
		17,798,350
Semiconductors & Semiconductor Equipment - 11.3%
Applied Materials, Inc.	100,000	9,668,000
Intel Corp.	100,000	5,551,000
NVIDIA Corp.	15,000	7,793,850
QUALCOMM, Inc.	50,000	7,814,000
		30,826,850
Software & Services - 6.7%
Automatic Data Processing, Inc.	40,000	6,604,800
Microsoft Corp.	50,000	11,598,000
		18,202,800
Technology Hardware & Equipment - 3.6%
Apple, Inc.	75,000	9,897,000
Telecommunication Services - 2.0%
Verizon Communications, Inc.	100,000	5,475,000
Transportation - 1.4%
Delta Air Lines, Inc.	100,000	3,796,000
Utilities - 6.5%
Dominion Energy, Inc.	50,000	3,644,500
NextEra Energy, Inc.	175,000	14,152,250
		17,796,750
Total Common Stocks (Cost $108,671,725)		265,312,645

Real Estate Investment Trust - 2.3%
Real Estate - 2.3%
Weyerhaeuser Co.	200,000	6,238,000
Total Real Estate Investment Trust (Cost $3,868,091)		6,238,000

Short-Term Investment - 0.6%
Money Market Fund - 0.6%
STIT - Treasury Portfolio - Institutional Class, 0.010% (c)	1,645,253	1,645,253
Total Short-Term Investment (Cost $1,645,253)		1,645,253

Total Investments (Cost $114,185,069) - 100.0%		273,195,898
Liabilities in Excess of Other Assets - 0.0%		(118,917)
Total Net Assets - 100.0%		$273,076,981

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Australia 1.6%; Canada 3.6%; Cayman Islands 0.5%; South Africa 0.5%.
(c)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2021, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund*
Assets
Common Stocks	$265,312,645	$-	$-	$265,312,645

Real Estate Investment Trusts (REITs)	6,238,000	-	-	6,238,000

Money Market Fund	1,645,253	-	-	1,645,253

Total Assets	$273,195,898	$-	$-	$273,195,898

* For further information regarding portfolio characteristics, please see the accompanying Schedule of Investments.

      The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.